PGIM Income Builder Fund
Schedule of Investments (unaudited) as of July 31, 2025
Description	Shares		Value
Long-Term Investments 98.9%
Affiliated Exchange-Traded Funds 18.4%
PGIM Active Aggregate Bond ETF		477,699	$20,182,783
PGIM Active High Yield Bond ETF		660,204	23,410,834

Total Affiliated Exchange-Traded Funds (cost $48,720,023)(wa)			43,593,617
Affiliated Mutual Funds — 61.5%
Domestic Equity — 23.4%
PGIM Jennison Energy Infrastructure Fund (Class R6)		3,844,699	24,990,543
PGIM Real Estate Income Fund (Class R6)		4,148,368	30,449,018
			55,439,561
Fixed Income — 25.7%
PGIM Core Conservative Bond Fund (Class R6)		3,172,456	27,251,397
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		4,787,351	33,702,954
			60,954,351
International Equity — 12.4%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		84,600	1,170,013
PGIM Quant Solutions International Equity Fund (Class R6)		3,095,555	28,324,325
			29,494,338

Total Affiliated Mutual Funds (cost $127,338,179)(wa)			145,888,250
Common Stocks 13.2%
Aerospace & Defense 1.4%
Rheinmetall AG (Germany)		528	1,045,175
RTX Corp.(a)		5,103	804,080
Safran SA (France)		4,234	1,396,167
			3,245,422
Banks 1.1%
Citigroup, Inc.		10,361	970,826
JPMorgan Chase & Co.		2,969	879,536
Truist Financial Corp.		17,711	774,148
			2,624,510
Beverages 0.2%
Coca-Cola Co. (The)		5,385	365,588
Biotechnology 0.8%
AbbVie, Inc.		5,042	953,039
Amgen, Inc.(a)		3,278	967,338
			1,920,377
Commercial Services & Supplies 0.2%
Waste Management, Inc.		2,509	574,962
Communications Equipment 0.3%
Cisco Systems, Inc.		10,815	736,285
Consumer Finance 0.2%
American Express Co.		1,734	519,004
Consumer Staples Distribution & Retail 0.4%
Walmart, Inc.		9,878	967,846

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares		Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.7%
AT&T, Inc.		35,566	$974,864
BCE, Inc. (Canada)		11,893	277,464
Verizon Communications, Inc.		6,878	294,103
			1,546,431
Electric Utilities 0.4%
Entergy Corp.		11,334	1,024,934
Electrical Equipment 0.6%
GE Vernova, Inc.		610	402,777
Siemens Energy AG (Germany)*		8,595	995,118
			1,397,895
Financial Services 0.4%
Visa, Inc. (Class A Stock)		2,399	828,783
Food Products 0.1%
Kraft Heinz Co. (The)		5,106	140,211
Ground Transportation 0.1%
Union Pacific Corp.		963	213,757
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp.*		5,168	542,227
Health Care Providers & Services 0.2%
CVS Health Corp.		8,975	557,347
Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp.		1,472	441,703
Starbucks Corp.		4,846	432,069
			873,772
Household Products 0.1%
Procter & Gamble Co. (The)		1,128	169,730
Independent Power & Renewable Electricity Producers 0.4%
Vistra Corp.		5,005	1,043,743
Industrial REITs 0.2%
Prologis, Inc.		3,247	346,715
Insurance 0.5%
Lincoln National Corp.		6,533	248,973
MetLife, Inc.		10,812	821,171
			1,070,144
Interactive Media & Services 0.1%
Alphabet, Inc. (Class A Stock)		1,611	309,151
IT Services 0.4%
International Business Machines Corp.		4,115	1,041,712

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares		Value
Common Stocks (Continued)
Machinery 0.3%
Caterpillar, Inc.		879	$385,019
Parker-Hannifin Corp.		461	337,406
			722,425
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.		11,731	228,285
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.		3,744	336,174
Oil, Gas & Consumable Fuels 1.2%
Antero Midstream Corp.		34,700	636,745
Expand Energy Corp.		4,191	439,133
ONEOK, Inc.		3,772	309,719
Shell PLC, ADR		8,227	594,072
Williams Cos., Inc. (The)		13,516	810,284
			2,789,953
Pharmaceuticals 0.4%
AstraZeneca PLC (United Kingdom), ADR		8,541	624,262
Eli Lilly & Co.		287	212,400
			836,662
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.		877	157,913
Broadcom, Inc.		3,952	1,160,702
Lam Research Corp.		1,957	185,602
			1,504,217
Software 0.2%
Microsoft Corp.		1,012	539,902
Specialized REITs 0.2%
Digital Realty Trust, Inc.		2,925	516,087
Specialty Retail 0.4%
O’Reilly Automotive, Inc.*		9,879	971,303
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.		3,586	744,346

Total Common Stocks (cost $19,134,201)			31,249,900
Preferred Stocks 0.6%
Aerospace & Defense 0.1%
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27		3,259	230,411
Electric Utilities 0.5%
NextEra Energy, Inc., CVT, 6.926%, Maturing 09/01/25		15,911	648,374
NextEra Energy, Inc., CVT, 7.234%, Maturing 11/01/27		10,076	445,762
			1,094,136

Total Preferred Stocks (cost $1,432,335)			1,324,547

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description	Shares		Value
Unaffiliated Exchange-Traded Funds 5.2%
Invesco Preferred ETF(a)		213,894	$2,423,419
iShares 0-5 Year High Yield Corporate Bond ETF		55,184	2,375,120
iShares iBoxx $ High Yield Corporate Bond ETF		34,264	2,754,140
SPDR Bloomberg Convertible Securities ETF(a)		57,601	4,891,477

Total Unaffiliated Exchange-Traded Funds (cost $11,483,346)			12,444,156

Total Long-Term Investments (cost $208,108,084)			234,500,470

Short-Term Investments 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund		3,018,363	3,018,363
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $7,998,797; includes $7,968,134 of cash collateral for securities on loan)(b)		8,004,897	7,999,293

Total Short-Term Investments (cost $11,017,160)(wa)			11,017,656

TOTAL INVESTMENTS 103.5% (cost $219,125,244)			245,518,126
Liabilities in excess of other assets (3.5)%			(8,386,324)

Net Assets 100.0%			$237,131,802

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,789,170; cash collateral of $7,968,134 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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